Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) credit_facility term_loan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 24, 2020 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,438,331	$ 1,833,875
Aggregate principal amount	$ 1,842,546	$ 1,987,558
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.12%	4.44%
Foreign exchange (losses) gains	$ (9,640)	$ 1,371	$ (26,933)
Aggregate annual long-term debt principal repayments, 2020	393,800
Aggregate annual long-term debt principal repayments, 2021	412,000
Aggregate annual long-term debt principal repayments, 2022	298,500
Aggregate annual long-term debt principal repayments, 2023	210,300
Aggregate annual long-term debt principal repayments, 2024	102,100
Aggregate annual long-term debt principal repayments, thereafter	$ 425,800
Number of term loans | term_loan	7
Long-term debt	$ 1,831,396	1,969,776
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,300	3,300
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,114,707	$ 1,212,504
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Require minimum vessel value to outstanding loan principal balance ratios
Debt Instrument [Line Items]
Number of term loans | credit_facility	3
Long-term debt	$ 400,800
Teekay Nakilat Joint Venture Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	$ 225,000
Long-term debt	207,000
Aggregate annual long-term debt principal repayments, 2020	23,400
Aggregate annual long-term debt principal repayments, 2021	24,400
Aggregate annual long-term debt principal repayments, 2022	$ 330,400
Subsequent Event | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities				$ 225,000	$ 225,000
Long Term Debt1 | Require minimum vessel value to outstanding loan principal balance ratios
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	115.00%
Long Term Debt2 | Require minimum vessel value to outstanding loan principal balance ratios
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Long Term Debt3 | Require minimum vessel value to outstanding loan principal balance ratios
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	135.00%
Transportation equipment | Long Term Debt1
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	210.00%
Transportation equipment | Long Term Debt2
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	138.00%
Transportation equipment | Long Term Debt3
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	194.00%
Teekay Nakilat Joint Venture | RasGas II joint venture
Debt Instrument [Line Items]
Noncontrolling ownership percentage	30.00%